Intangible Assets, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Gross carrying amount	$ 19,401,881
Accumulated amortization	78,278
Intangible assets, net	19,323,603	$ 0
Amortization of intangible assets	78,336
Net exchange difference	159,493
Annual amortization expense for 2025	1,900,000
Annual amortization expense for 2026	1,900,000
Annual amortization expense for 2027	1,900,000
Annual amortization expense for 2028	1,900,000
Annual amortization expense for 2029	$ 1,900,000
Weighted-average amortization period	16 years
Brand [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	$ 280,071
Accumulated amortization	898
Intangible assets, net	279,173	0
Customer Relationship [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	10,322,102
Accumulated amortization	17,204
Intangible assets, net	10,304,898	0
Order Backlog [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	8,467,319
Accumulated amortization	57,903
Intangible assets, net	8,409,416	0
Favorable Contract [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	272,740
Accumulated amortization	2,273
Intangible assets, net	270,467	0
Licenses, Software [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	41,791
Accumulated amortization	0
Intangible assets, net	41,791	0
Concessions [Member]
Intangible Assets, Net [Abstract]
Gross carrying amount	17,858
Accumulated amortization	0
Intangible assets, net	$ 17,858	$ 0